EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Equity
Schedule of entity's equity

	As of December 31,
	2018	2017
Equity attributable to Controlling Company	225,686	54,182
Equity attributable to non-controlling interest	3,227	846
Total equity (*)	228,913	55,028

(*)Additional information is given in the consolidated statements of changes in equity.

Cablevision S.A.
Equity
Schedule of entity's capital breakdown as of December 31, 2017

The breakdown of the capital stock of Cablevisión as of December 31, 2017 was as follows:

Shareholders	Number of Shares	Equity Interest
CVH (1) (3)	34,425	28.7
VLG (1)	61,581	51.3
Fintech Media LLC (2)	17,212	14.3
CVH (2)	6,782	5.7
Total	120,000	100.0

(1)	Class A shares.
(2)	Class B shares.
(3)	CVH held a 50% equity interest in VLG.